Customers and Geographic Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	100.00%	100.00%
Customer A [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	12.40%	12.80%
Customer B [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	7.90%	8.50%
Customer C [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	6.00%	6.40%
Customer D [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	4.70%	5.90%
Customer E [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	4.10%	4.50%
Customer F [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	3.70%	4.40%